Redeemable Convertible Preferred Stock	9 Months Ended
Sep. 30, 2021
Temporary Equity Disclosure [Abstract]
Redeemable Convertible Preferred Stock	Redeemable Convertible Preferred StockDuring the year ended December 31, 2019, the Company issued 8,339,262 shares of Series H redeemable convertible preferred stock for gross cash proceeds of $170.0 million, less issuance costs of $0.2 million. All Series H redeemable convertible preferred stock was issued at a purchase price of $20.3855 per share.
The Company’s redeemable convertible preferred stock as of December 31, 2020 and 2019 consisted of the following (in thousands, except for per share data):

	Redeemable Convertible Preferred Stock Authorized	Redeemable Convertible Preferred Stock Issued and Outstanding	Issuance Price Per Share	Carrying Value	Aggregate Liquidation Preference
Series A	10,100	10,100	$0.50	$4,999	$5,050
Series B	11,477	11,477	0.63	7,178	7,225
Series C	7,274	7,274	2.57	18,587	18,658
Series D	6,795	6,795	3.19	21,592	21,668
Series E	6,784	6,784	8.84	59,930	59,996
Series F	7,605	7,605	14.50	110,211	110,293
Series G	2,958	2,958	18.59	54,865	55,000
Series H	8,339	8,339	20.39	169,804	170,000
	61,332	61,332		$447,166	$447,890
The holders of redeemable convertible preferred stock have various rights and preferences, as follows:
Contingent Redemption Rights - The holders of redeemable convertible preferred stock have no voluntary rights to redeem shares. A merger or consolidation of the Company into another entity, a liquidation or winding up of the Company, a greater than 50% change in control, or a sale of substantially all of its assets would constitute a redemption event. Although the redeemable convertible preferred stock is not mandatorily or currently redeemable, a liquidation or winding up of the Company would constitute a redemption event outside its control. Therefore, all shares of redeemable convertible preferred stock have been presented outside of permanent equity on the consolidated balance sheets. The carrying values of redeemable convertible preferred stock have not been accreted to their redemption values as redemption events are not considered probable of occurrence.
Voting Rights — The holder of each share of redeemable convertible preferred stock has the right to one vote for each share of common stock into which such holder’s share of redeemable convertible preferred stock could then be converted with the full voting rights and powers equal to the voting rights and powers of the holders of the common stock.
Dividends — The holders of Series A, B, C, D, E, F, G, and H redeemable convertible preferred stock shall be entitled to receive non-cumulative dividends of $0.04, $0.05035, $0.2052, $0.2551, $0.7075, $1.16020, $1.4875, and $1.6308 per share, respectively, if and when declared by the Board of Directors out of funds available in preference and priority to any payment of dividends to common stockholders. After payment of such dividends, any additional dividends are distributed among the holders of redeemable convertible preferred stock and common stock pro rata on an if-converted basis. As of December 31, 2020, the Company had declared no dividends to date.
Liquidation Preference – In the event of any liquidation, dissolution, or winding up of the Company, whether voluntary or involuntary, the holders of Series A, B, C, D, E, F, G, and H redeemable convertible preferred stock, prior to preference to any distribution to the holders of common stock, are entitled to be paid a per share liquidation preference of $0.50, $0.62955, $2.565, $3.1888, $8.8437, $14.5027, $18.5936, and $20.3855, respectively. A sale of substantially all of the Company’s assets or a change in control is treated as a deemed liquidation. After full payment to the holders of the redeemable convertible preferred stock of their respective liquidation preference, the remaining assets of the Company legally available for distribution to stockholders shall be distributed on a pro-rata basis to the holders of common stock.
Conversion Rights – Each share of redeemable convertible preferred stock shall be convertible at the option of the holder thereof, at any time after the date of issuance of such share, at the office of the Company or any transfer agent for such stock, into such number of fully paid and non-assessable shares of common stock as is determined by dividing the applicable original issuance price for such series by the applicable conversion price. As of December
31, 2020 and 2019, the conversion price for each share of redeemable convertible preferred stock was the original issuance price such that each share would convert into common stock at a one-for-one rate. Each share of Series A through H redeemable convertible preferred stock shall automatically be converted into shares of common stock at the then effective conversion price for such share upon the earlier of: (i) the date specified by vote or written consent or agreement of holders of at least a majority of the shares of such preferred stock then outstanding, and (ii) upon the closing of the sale of the Company’s common stock in a firm commitment, underwritten public offering registered under the Securities Act of 1933, (“the Act”), as amended other than a registration relating solely to a transaction under Rule 145 under the Act (or any successor thereto) or to an employee benefit plan of the Company, with aggregate gross proceeds to the Company (prior to underwriters’ discounts and commissions) that exceeds $50,000,000 (a “Qualified IPO”).